Submission	Mar. 27, 2026
Submission [Line Items]
Central Index Key	0001946573
Registrant Name	Nakamoto Inc.
Registration File Number	333-289868
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES